Derivative Financial Instruments - Disclosure Details of the Changes in Solaris Warrants Outstanding (Details) - Solaris warrants - FVTPL		12 Months Ended
	Mar. 27, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
Derivative Financial Instruments [Line Items]
Outstanding - beginning balance (in shares)		7,500,000	10,218,750	10,218,750
Exercised (in shares)	(7,500,000)	(7,500,000)	(2,718,750)	(2,718,750)
Outstanding - ending balance (in shares)		0	7,500,000	7,500,000
Outstanding - beginning balance (in dollars per share) | $ / shares		$ 1.20	$ 1.74
Exercised (in dollars per share) | (per share)	$ 1.20	1.20	3.24	$ 3.24
Outstanding - ending balance (in dollars per share) | $ / shares		$ 0	$ 1.20